CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Shares $0.01 Per Share	Paid-in Capital	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Shares	Total
Balance, Beginning at Dec. 31, 2016	$ 188	$ 76,708	$ (9,513)	$ 19,764	$ (13)	$ 87,134
Balance, Beginning (in shares) at Dec. 31, 2016	18,855,409				(1,369,468)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 5	(5)
Issuance of restricted stock units (in shares)	504,617
Tax withholding on restricted stock units		(496)			$ (1)	(497)
Tax withholding on restricted stock units(in shares)					44,172
Share-based compensation		2,509				2,509
Dividends				(9)		(9)
Net loss				(56,523)		(56,523)
Foreign currency translation			2,891			2,891
Reclassification of translation loss related to sale of foreign subsidiaries			6,622			6,622
Balance, Ending at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Ending (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Adoption of ASU 2016-09 (Note 3)		194		(194)
Issuance of restricted stock units	$ 2	(2)
Issuance of restricted stock units (in shares)	167,841
Share-based compensation		753				$ 753
Net loss				(3,988)		(3,988)
Balance, Ending at Mar. 31, 2018	$ 195	79,475		(40,950)	$ (14)	38,706
Balance, Ending (in shares) at Mar. 31, 2018	19,527,867				(1,436,801)
Balance, Beginning at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Beginning (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Net loss						$ (24,958)
Balance, Ending at Sep. 30, 2018	$ 197	80,046		(61,920)	$ (12)	18,311
Balance, Ending (in shares) at Sep. 30, 2018	19,715,605				(1,200,660)
Balance, Beginning at Dec. 31, 2017	$ 193	78,910		(36,962)	$ (14)	$ 42,127
Balance, Beginning (in shares) at Dec. 31, 2017	19,360,026				(1,413,640)	19,360,026
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 4				$ 5	$ 9
Issuance of restricted stock units (in shares)	407,579				505,049
Tax withholding on restricted stock units		(504)			$ (2)	(506)
Tax withholding on restricted stock units(in shares)					198,796
Share-based compensation		2,018				2,018
Net loss				(25,435)		(25,435)
Reclassification of translation loss related to sale of foreign subsidiaries						0
Balance, Ending at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Ending (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Balance, Beginning at Mar. 31, 2018	$ 195	79,475		(40,950)	$ (14)	$ 38,706
Balance, Beginning (in shares) at Mar. 31, 2018	19,527,867				(1,436,801)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 2	(2)			$ 4	4
Issuance of restricted stock units (in shares)	187,738				308,523
Share-based compensation		490				490
Net loss				(7,494)		(7,494)
Balance, Ending at Jun. 30, 2018	$ 197	79,823		(48,444)	$ (12)	31,564
Balance, Ending (in shares) at Jun. 30, 2018	19,715,605				(1,228,847)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units		4				4
Issuance of restricted stock units (in shares)					38,608
Share-based compensation		250				250
Net loss				(13,476)		(13,476)
Balance, Ending at Sep. 30, 2018	$ 197	80,046		(61,920)	$ (12)	18,311
Balance, Ending (in shares) at Sep. 30, 2018	19,715,605				(1,200,660)
Balance, Beginning at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Beginning (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units					$ 4	$ 4
Issuance of restricted stock units (in shares)					390,901
Share-based compensation		408				408
Net loss				303		303
Foreign currency translation			18			18
Balance, Ending at Mar. 31, 2019	$ 197	80,709	18	(62,094)	$ (9)	18,821
Balance, Ending (in shares) at Mar. 31, 2019	19,767,605				(767,224)
Balance, Beginning at Dec. 31, 2018	$ 197	80,424		(62,397)	$ (11)	$ 18,213
Balance, Beginning (in shares) at Dec. 31, 2018	19,767,605				(1,107,387)	19,767,605
Increase (Decrease) in Shareholders' Equity
Net loss						$ 1,988
Balance, Ending at Sep. 30, 2019	$ 198	81,380	(27)	(60,409)	$ (9)	$ 21,133
Balance, Ending (in shares) at Sep. 30, 2019	19,794,270				(737,075)	19,794,270
Balance, Beginning at Mar. 31, 2019	$ 197	80,709	18	(62,094)	$ (9)	$ 18,821
Balance, Beginning (in shares) at Mar. 31, 2019	19,767,605				(767,224)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units (in shares)					19,027
Share-based compensation		482				482
Net loss				2,005		2,005
Foreign currency translation			(62)			(62)
Balance, Ending at Jun. 30, 2019	$ 197	81,191	(44)	(60,089)	$ (9)	21,246
Balance, Ending (in shares) at Jun. 30, 2019	19,767,605				(748,197)
Increase (Decrease) in Shareholders' Equity
Issuance of restricted stock units	$ 1					1
Issuance of restricted stock units (in shares)	26,665				27,391
Share-based compensation		223				223
Net loss				(320)		(320)
Foreign currency translation			17			17
Balance, Ending at Sep. 30, 2019	$ 198	$ 81,380	$ (27)	$ (60,409)	$ (9)	$ 21,133
Balance, Ending (in shares) at Sep. 30, 2019	19,794,270				(737,075)	19,794,270